Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (6,000)	$ (73,406)	$ (164,875)	$ (41,587)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for credit losses on consumer receivables	23,044	5,708	60,749	21,294
Depreciation and amortization expense	3,421	514	2,392	1,108
Change in deferred fees and costs, net	259	1,694	1,827	1,103
Change in fair value of warrants	(3,910)	31,230	39,629	14,419
Change in fair value of subordinated convertible notes		39,939	41,877	4,000
Change in fair value of contingent consideration from mergers and acquisitions	682		6,229
Gain on PPP Loan forgiveness			(3,207)
Losses (gains) on foreign currency translation	29	(4)	(431)	(179)
Expenses related to debt modification and prepayments	730
Stock compensation expense	3,268	518	5,039	1,650
Deferred income taxes	(28,442)		56	6
Changes in assets and liabilities, net of effects of business combination:
Enterprise receivables	1,658	71
Other liabilities	(1,672)
Accrued interest receivable	(34)	(83)	(449)	231
Other assets	666	11	(17,050)	(4,199)
Accounts payable and accrued liabilities	(2,350)	(2,901)	19,701	5,188
Net cash (used in) provided by operating activities	(8,651)	3,291	(8,569)	3,028
Cash flows from investing activities:
Net originations and collections of finance receivables	(22,872)	(15,110)	(131,737)	(41,562)
Purchase of property, equipment and software	(823)	(35)	(479)	(1,185)
Acquisition of Even Financial, net of cash acquired	(18,584)		(12,145)
Net cash used in investing activities	(42,279)	(15,145)	(144,361)	(42,747)
Cash flows from financing activities:
Repayments to secured/senior lenders	(24,028)	(1,127)	(798)	(18,333)
Fees related to debt prepayment	(375)
Repayment of related party loan			(5,000)
Proceeds from issuance of related party loan				5,000
Proceeds from special purpose vehicle credit facilities	10,000		146,000
Proceeds from issuance of subordinated convertible notes		36,750	36,750	10,000
Borrowings from secured lenders	69,300		20,000	16,697
Payment of deferred financing costs	(1,625)		(5,147)
Redemption of founders common stock			(9,700)
Payment of redeemed stock options			(12,741)
Proceeds from issuance of common stock related to exercise of stock options and warrants	421	245	252	134
Proceeds from reverse capitalization, net of transaction costs			293,239
Issuance of Series C-1 preferred stock				12,025
Contributions from redeemable noncontrolling interests		16,844	53,000	10,750
Redemptions by redeemable noncontrolling interests			(127,391)	(17,645)
Distributions to noncontrolling interests		(1,969)	(10,237)	(3,795)
Net cash provided by financing activities	53,693	50,743	378,227	14,833
Net change in cash and restricted cash	2,763	38,889	225,297	(24,886)
Cash and restricted cash, beginning of period	246,224	20,927	20,927	45,813
Cash and restricted cash, end of period	248,987	59,816	246,224	20,927
Supplemental disclosure of cash flow information:
Cash paid for interest	4,990	569	4,378	3,090
Supplemental disclosure of non-cash investing and financing activities:
Accrued dividends on preferred stock	1,028	4,842
Lease liabilities incurred in exchange for operating right-of-use assets	$ 6,578
Accrued dividends on redeemable convertible preferred stock		$ (4,842)	(14,292)	(17,209)
Series C-1 redeemable convertible preferred stock issued to acquire WTI				27,929
Conversion of preferred stock to common stock			302,475
Issuance of common stock related to convertible debt			92,627
Issuance of common stock related to warrants exercised			85,502
Acquisition of private warrants			$ 29,466